Derivative Liability (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Schedule of derivative liability

	Three months ended
	March 31,
	2019	2018
	$	$

Opening balance	76	5,549
Change in fair value of warrants	189	(2,160)

Closing balance	265	3,389
Less current portion	-	(5)

Long term portion	265	3,384

	Nine months ended
	March 31,
	2019	2018
	$	$

Opening balance	1,117	61,228
Change in fair value of warrants	(852)	(57,839)

Closing balance	265	3,389
Less current portion	-	(5)

Long term portion	265	3,384

	Years ended June 30,
	2018 $	2017 $
Opening balance	61,228	693,700
Change in fair value of warrants	(60,111)	(331,057)
Reclassification to equity upon amendment of warrants	—	(53,006)
Reclassification to equity upon exercise of warrants	—	(248,409)

Closing balance	1,117	61,228
Less current portion	—	(33,091)

Long-term portion	1,117	28,137

Warrant [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Schedule of derivative liability
	March 31, 2019
	Number of warrants	$

2015 Agent Warrants	2,177	265

Closing balance	2,177	265
Less current portion	-	-

Long-term portion	2,177	265

	Year ended June 30, 2018
	Number of warrants	$
Warrants issued for services	4,375	—
2015 Agent warrants	2,177	1,117

Closing balance	6,552	1,117
Less current portion	—	—

Long-term portion	6,552	1,117

	Year ended June 30, 2017
	Number of warrants	$
2013 investor warrants	10,513	33,091
Warrants issued for services	4,375	4,468
2015 Agent warrants	2,177	23,669

Closing balance	17,065	61,228
Less current portion	(10,513)	(33,091)

Long-term portion	6,552	28,137